NET (LOSS)/INCOME PER ORDINARY SHARE - Basic and diluted net loss per share computation (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to ordinary shareholders	$ 27,303,970	¥ 190,084,771	¥ (349,027,476)	¥ (184,662,871)
Denominator:
Weighted average number of ordinary shares outstanding	148,896,691	148,896,691	65,834,876	26,295,181
Weighted average number of ordinary shares equivalents outstanding	128,475	128,475
Denominator for basic net (loss) / income per ordinary share	149,025,166	149,025,166	65,834,876	26,295,181
Dilutive effect of outstanding share options	3,978,477	3,978,477
Dilutive effect of unvested restricted share units	244,545	244,545
Denominator for diluted net (loss) / income per ordinary share	153,248,188	153,248,188	65,834,876	26,295,181
Net (loss)/income per ordinary share
Basic (In dollars per share) | (per share)	$ 0.18	¥ 1.28	¥ (5.30)	¥ (7.02)
Diluted (In dollars per share) | (per share)	$ 0.18	¥ 1.24	¥ (5.30)	¥ (7.02)